UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Kathryn A. Hall

   Address:   One Maritime Plaza, 5th Floor
              San Francisco, California 94111

   Form 13F File Number:   28-14368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Kathryn A. Hall
   Title:
   Phone:   (415) 288-0544

Signature, Place and Date of Signing

/s/ Kathryn A. Hall        San Francisco, California   5/15/2013
-----------------------    -------------------------   ---------
[Signature]                [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Kathryn A. Hall
28-14368
Report for Period Ended:  3/31/2013

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:            6
   Form 13F Information Table Value Total:       $220,413 (thousands)

List of Other Included Managers:

No.          Form 13F File Number          Name
1          28-15296                    KHALL LLC

                                                 FORM 13-F INFORMATION TABLE
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        COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                               VOTING AUTHORITY
                             TITLE OF                   VALUE   SHRS OR   SH/  PUT/  INVESTMENT     OTHER
   NAME OF ISSUER             CLASS          CUSIP    (X$1000)  PRN AMT   PRN  CALL  DISCRETION    MANAGER   SOLE      SHARED  NONE
Capitalsource, Inc.          COM           14055X102   10,899  1,132,948   SH        SHARED-DEFINED   1       0     1,132,948    0
Gap, Inc.                    COM           364760108  162,906  4,601,875   SH        SHARED-DEFINED   1       0     4,601,875    0
Ironwood Pharmaceuticals     COM Class A   46333X108    3,540    193,588   SH        SHARED-DEFINED   1       0       193,588    0
Vanguard Index FDS           TOTAL STK MKT 922908769    7,472     92,290   SH        SHARED-DEFINED           0        92,290    0
Vanguard Intl Equity Index F ALLWRLD EX US 922042775   16,065    346,529   SH        SHARED-DEFINED           0       346,529    0
Vanguard Intl Equity Index F FTSE EMR MKT
                             ETF           922042858   19,531    455,319   SH        SHARED-DEFINED           0       455,319    0
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